Fair Value Measurement (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 55,348
Unrealized Gain/Losses	(59)
Fair value	55,289
Available-for-sale debt securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	54,901
Unrealized Gain/Losses	(59)
Fair value	54,842
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	447
Unrealized Gain/Losses	0
Fair value	447
Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	32,562
Unrealized Gain/Losses	(46)
Fair value	32,516
Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	7,030
Unrealized Gain/Losses	0
Fair value	7,030
U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	9,411
Unrealized Gain/Losses	(12)
Fair value	9,399
U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	4,198
Unrealized Gain/Losses	(1)
Fair value	4,197
Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	1,700
Unrealized Gain/Losses	0
Fair value	$ 1,700